Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Components of inventories

	2011	2010
Leaf tobacco	$885	$997
Other raw materials	44	44
Work in process	60	64
Finished products	139	122
Other	24	25

Total	1,152	1,252
Less LIFO allowance	185	197

	$967	$1,055